Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three months ended March 31, 2020:

AOCI balance at December 31, 2019	$(2,778)
Derivative gains (losses) recognized in other comprehensive income (loss)	(3,160)
Amount reclassified out of other comprehensive income (loss) to net loss	270
AOCI balance at March 31, 2020	$(5,668)

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three months ended March 31, 2019:

AOCI balance at December 31, 2018	$3,644
Derivative gains (losses) recognized in other comprehensive income (loss)	(2,376)
Amount reclassified out of other comprehensive income (loss) to net loss	430
AOCI balance at March 31, 2019	$1,698

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the year ended December 31, 2017:

Balance at December 31, 2016:	$—
Other comprehensive income (loss)	3,011
Amounts reclassified from AOCI to net income	(1,904)
Balance at December 31, 2017:	$1,107

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the year ended December 31, 2018:

AOCI Balance at December 31, 2017	$1,107
Derivative gains (losses) recognized in Other comprehensive income (loss)	2,313
Amount reclassified out of Other comprehensive income (loss) to net loss	224
AOCI Balance at December 31, 2018	$3,644

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the year ended December 31, 2019:

AOCI Balance at December 31, 2018	$3,644
Derivative gains (losses) recognized in Other comprehensive income (loss)	(7,107)
Amount reclassified out of Other comprehensive income (loss) to net loss	685
AOCI Balance at December 31, 2019	$(2,778)